Summary of Significant Accounting Policies (Details) - Schedule of revenue by timing of transfer of goods or services	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Revenue By Timing Of Transfer Of Goods Or Services Abstract
Goods and services transferred at a point in time	¥ 682,292,979	$ 97,965,853	¥ 898,933,113	¥ 722,607,087
Services transferred over time			34,858,406	43,406,499
Total revenues	¥ 682,292,979	$ 97,965,853	¥ 933,791,519	¥ 766,013,586